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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-03225

                          SECURITY MUNICIPAL BOND FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MUNICIPAL BOND FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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ITEM 1.       SCHEDULE OF INVESTMENTS.





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                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SECURITY MUNICIPAL BOND FUND



                                                                                  PRINCIPAL         MARKET
                                                                                   AMOUNT            VALUE
MUNICIPAL BONDS - 98.7%
ALABAMA - 2.2%
Huntsville Alabama Refuse Water & Sewer, 5.75% - 2015                           $   250,000    $     285,200
                                                                                              ---------------

ARIZONA - 2.1%
Arizona State Transportation Board, 5.00% - 2013                                    250,000          270,692
                                                                                              ---------------

CALIFORNIA - 1.8%
California State FSA-CR, 6.00% - 2016                                               200,000          233,150
                                                                                              ---------------

COLORADO - 1.1%
Colorado Health Facilities, 5.00% - 2025                                            150,000          148,816
                                                                                              ---------------

CONNECTICUT - 2.0%
Connecticut Special Tax Obligation Transportation
     Infrastructure, 5.00% - 2023                                                   250,000          262,885
                                                                                              ---------------

FLORIDA - 2.1%
Florida State Board of Education, 5.00% - 2011                                      250,000          269,763
                                                                                              ---------------

ILLINOIS - 10.0%
Chicago, IL Board of Education:
     5.75% - 2027                                                                   225,000          245,297
     5.75% - 2027                                                                    25,000           26,858
Chicago, IL Midway Airport, 5.625% - 2029                                           250,000          259,503
Cook County, IL, 5.625% - 2016                                                      275,000          293,777
Illinois Development Finance Authority, 5.25% - 2012                                220,000          240,189
Illinois Educational Facility, Northwestern University, 5.50% - 2013                225,000          246,719
                                                                                              ---------------
                                                                                                   1,312,343
                                                                                              ---------------

INDIANA - 5.1%
Indiana Bond Bank, 5.00% - 2023                                                     500,000          514,445
Indiana Health Facility Financing Authority, 2.33% - 2030(1)                        150,000          150,000
                                                                                              ---------------
                                                                                                     664,445
                                                                                              ---------------

KANSAS - 2.1%
Wyandotte County, Kansas City, KS Unified Government Utility
     System, 5.75% - 2024                                                           250,000          272,720
                                                                                              ---------------

MARYLAND - 6.5%
Maryland State Health & Higher Education, 6.00% - 2017                              300,000          323,799
Northeast Maryland Waste Disposal Authority, 5.50% - 2016                           500,000          537,105
                                                                                              ---------------
                                                                                                     860,904
                                                                                              ---------------

MASSACHUSETTS - 2.9%
Massachusetts State Water Pollution Abatement Trust:
     5.75% - 2029                                                                    70,000           77,715
     5.75% - 2029                                                                   280,000          306,575
                                                                                              ---------------
                                                                                                     384,290
                                                                                              ---------------

MICHIGAN - 4.3%
Michigan State, 5.50% - 2015                                                        500,000          565,595
                                                                                              ---------------

NEVADA - 7.7%
Clark County, NV School District, 5.50% - 2016                                    1,000,000        1,016,500
                                                                                              ---------------

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                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SECURITY MUNICIPAL BOND FUND



                                                                                  PRINCIPAL         MARKET
                                                                                   AMOUNT            VALUE
MUNICIPAL BONDS (CONTINUED)
NEW YORK - 19.8%
New York City, NY Municipal Water Finance Authority, 5.50% - 2023              $    250,000     $    251,640
New York, NY Transitional Finance Authority, 5.50% - 2017                           250,000          275,278
New York State Dorm Authority, 5.50% - 2012                                         750,000          836,745
New York State Environmental Facilities Corporation, 5.00% - 2016                   460,000          504,648
New York State Urban Development Corporation, 5.375% - 2025                         700,000          728,630
                                                                                              ---------------
                                                                                                   2,596,941
                                                                                              ---------------

OREGON - 2.0%
Umatilla County, Oregon Hospital Facility, 5.00% - 2008                             250,000          261,485
                                                                                              ---------------

PENNSYLVANIA - 4.2%
Philadelphia, PA School District, 5.50% - 2031                                      500,000          555,245
                                                                                              ---------------

PUERTO RICO - 4.2%
Puerto Rico Electric Power Authority, 5.25% - 2014                                  500,000          555,655
                                                                                              ---------------

TENNESSEE - 3.8%
Memphis-Shelby County, TN Airport Authority, 6.00% - 2024                           300,000          327,855
Tennessee Housing Development Agency, 6.35% - 2031                                  165,000          169,242
                                                                                              ---------------
                                                                                                     497,097
                                                                                              ---------------

TEXAS - 8.4%
Lower Colorado River Authority, Texas, 6.00% - 2013                                 250,000          275,963
North Harris Montgomery Community College, 5.375% - 2016                            500,000          539,680
North Texas Municipal Water District Water System, 5.00% - 2015                     105,000          112,376
Williamson County Texas, 5.25% - 2021                                               165,000          178,489
                                                                                              ---------------
                                                                                                   1,106,508
                                                                                              ---------------

WASHINGTON - 6.4%
Energy Northwest Washington Electric, 6.00% - 2016                                  500,000          563,700
Seattle, WA, 5.75% - 2028                                                           250,000          278,850
                                                                                              ---------------
                                                                                                     842,550
                                                                                              ---------------
TOTAL MUNICIPAL BONDS
     (cost $12,428,116)                                                                           12,962,784
CASH & OTHER ASSETS, LESS LIABILITIES - 1.3%                                                         174,086
                                                                                              ---------------
TOTAL NET ASSETS - 100.0%                                                                       $ 13,136,870
                                                                                              ===============




For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $12,745,954. For federal income tax purposes, the net unrealized appreciation on investments amounted to $216,830 which consisted of $266,165 of aggregate gross unrealized appreciation and $49,335 of aggregate gross unrealized depreciation.

(1) Variable rate security.  Rate indicated is rate effective at March 31, 2005.


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                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SECURITY MUNICIPAL BOND FUND


   SECURITY VALUATION -- Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.



                                       3

























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ITEM 2.       CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY MUNICIPAL BOND FUND

                                        By:    Michael G. Odlum
                                               --------------------------------
                                               Michael G. Odlum, President

                                        Date:  May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    Michael G. Odlum
                                               --------------------------------
                                               Michael G. Odlum, President

                                        Date:  May 27, 2005


                                        By:    Brenda M. Harwood
                                               --------------------------------
                                               Brenda M. Harwood, Treasurer

                                        Date:  May 27, 2005